INCOME TAXES (Schedule of Income (Loss) Before Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Domestic	$ (16,935)	$ 5,873	$ 127,535
Foreign	11,961	9,609	7,706
Income (loss) before Taxes on Income	$ (4,974)	$ 15,482	$ 135,241